CERTIFICATION OF
                     STRONG CONSERVATIVE EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                         STRONG AMERICAN UTILITIES FUND
                           STRONG BLUE CHIP 100 FUND
                           STRONG EQUITY INCOME FUND
                         STRONG GROWTH AND INCOME FUND
                         STRONG LIMITED RESOURCES FUND


STRONG CONSERVATIVE EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong American Utilities, Strong Blue Chip 100, Strong Equity Income, Strong Growth and Income, and Strong Limited Resources Funds' Prospectus for the Investor Class, the Strong Blue Chip 100 and Strong Growth and Income Funds' Prospectus for the Advisor Class, the Strong Growth and Income Fund's Prospectus for the Institutional Class, as well as the Statement of Additional Information for all of the above-named funds, each dated February 29, 2000 filed by the Registrant pursuant to Post-Effective Amendment No. 20 (File No. 33-61358; 811-7656), which was filed with the Securities and Exchange Commission on February 25, 2000 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong American Utilities, Strong Blue Chip 100, Strong Equity Income, Strong Growth and Income, and Strong Limited Resources Funds' Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                    STRONG CONSERVATIVE EQUITY FUNDS, INC.


                    /S/ JOHN S. WEITZER
                    By:     John S. Weitzer
                    Title:     Vice President

Dated: March 7, 2000

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